Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Property and Equipment, Net
Property plant and equipment, gross	¥ 865,093		¥ 552,008
Less: accumulated depreciation	(349,006)		(157,110)
Net book value	516,087		394,898		$ 74,131
Depreciation expenses	191,784	$ 27,548	99,714	¥ 38,356
Leasehold improvements
Property and Equipment, Net
Property plant and equipment, gross	76,772		51,186
Servers and computers
Property and Equipment, Net
Property plant and equipment, gross	765,110		481,695
Others
Property and Equipment, Net
Property plant and equipment, gross	¥ 23,211		¥ 19,127